Stock Incentive Plan and Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of option granted to employees
Weighted average fair value per options granted	$ 0.73	$ 0.78	$ 0.88
Significant assumptions (weighted average) risk-free interest rate at grant date	0.25%	0.595%	0.25%
Expected stock price volatility		66.69%
Expected option life (years)	10 years	10 years	10 years
Maximum [Member]
Fair value of option granted to employees
Expected stock price volatility	87.00%	91.00%	94.00%
Minimum [Member]
Fair value of option granted to employees
Expected stock price volatility	83.00%	87.00%	91.00%